LEASES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Leases [Line Items]
Non cancelable operating lease expiration period	2013 and 2034
Renewal options of leases		15 years	10 years
Total rental expense	$ 13,065	$ 11,170	$ 8,228
Contingent rentals	3,240	2,682	1,751
Net proceeds from sale leaseback transaction		13,235	3,853
Realized gain from sale leaseback transaction		8,699	743
Aggregate annual lease obligation		1,151
Lease Rent Escalation Period		5 years
Sale leaseback net proceeds were used to pay down the Company's indebtedness		$ 10,405
Minimum [Member]
Leases [Line Items]
Renewal options of leases	5 years
Maximum [Member]
Leases [Line Items]
Renewal options of leases	20 years